Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Operating activities
Net loss	$ (1,365)	$ (10,643,000)	$ (15,482,000)	$ (1,462,000)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	59	459,000	505,000	506,000
Amortization of right to use assets			6,824,000	5,410,000
Interest on lease liabilities	36	275,000	368,000	313,000
Loss (gain) on disposal of property, plant and equipment	(13)	(100,000)		1,000
Change in operating assets and liabilities:
Change in accounts receivable	1,357	10,582,000	(5,856,000)	789,000
Change in inventories	218	1,700,000	1,981,000	1,475,000
Change in prepaid expenses and other current assets	(6)	(43,000)	2,166,000	2,526,000
Change in accounts payable	(152)	(1,186,000)	(4,060,000)	5,073,000
Change in other payables and accrued liabilities	70	547,000	(858,000)	1,398,000
Payments on lease			(6,935,000)	(6,301,000)
Net cash provided by (used in) operating activities	204	1,591,000	(21,347,000)	9,728,000
Investing activities
Proceeds from disposal of property, plant and equipment	13	100,000
Purchase of property, plant and equipment	(8)	(59,000)	(405,000)	(284,000)
Net cash used in investing activities	5	41,000	(405,000)	(284,000)
Financing activities
Proceeds from issuance of ordinary shares			2,076,000	26,003,000
(Repayment to) advances from related parties	(313)	(2,445,000)	643,000	(2,704,000)
Repayment of bank loans	(1,026)	(8,000,000)
Net cash provided by (used in) financing activities	(1,339)	(10,445,000)	2,719,000	23,299,000
Net increase (decrease) in cash	(1,130)	(8,813,000)	(19,033,000)	32,743,000
Effect on exchange rate change on cash	48	378,000	167,000	(254,000)
Cash as of beginning of the year	3,523	27,476,000	46,342,000	13,853,000
Cash as of the end of the year	2,441	19,041,000	27,476,000	46,342,000
Supplementary Cash Flows Information
Cash paid for interest	35	275,000	837,000	1,708,000
Net cash refund for taxes	$ (1)	$ (9,000)	$ (206,000)	$ (196,000)